CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Revenue from Contracts with Customers:
Commissions	$ 34,780	$ 35,469	$ 102,836	$ 104,112
Advisory fees	6,247	5,448	18,250	16,334
Total Revenue from Contracts with Customers	41,026	40,917	121,085	120,446
Interest and other income	1,170	1,933	3,209	6,227
Total revenues	42,197	42,850	124,295	126,673
Expenses:
Commissions and fees	33,832	35,865	100,839	103,863
Employee compensation and benefits	3,937	3,088	10,988	9,875
Rent and occupancy	285	284	870	900
Professional fees	1,120	697	6,059	2,412
Technology fees	386	598	1,228	1,543
Interest	775	1,249	2,632	3,895
Depreciation and amortization	268	303	862	913
Other	2,207	766	3,394	1,539
Total expenses	42,810	42,849	126,872	124,939
Income (loss) before provision/(benefit) for income taxes	(613)	1	(2,577)	1,734
Provision/(Benefit) for income taxes	537	(242)	890	289
Net income (loss)	(1,150)	$ 243	(3,467)	$ 1,445
Net income attributable to Legacy Wentworth Management Services LLC members			730
Net loss attributable to Binah Capital Group, Inc.	$ (1,150)		$ (4,197)
Net loss per share basic (in dollars per share)	$ (0.07)		$ (0.25)
Net loss per share diluted (in dollars per share)	$ (0.07)		$ (0.25)
Weighted average shares: basic (in shares)	16,602		16,588
Weighted average shares: diluted (in shares)	16,602		16,588